Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Variable Interest Entities
Variable Interest Entities
Variable Interest Entities

As part of our overall funding strategy and as part of our efforts to support our liquidity from sources other than our traditional capital market sources, we have transferred certain finance receivables to VIEs for securitization transactions. Since these transactions involve securitization trusts required to be consolidated, the securitized assets and related liabilities are included in our consolidated financial statements and are accounted for as secured borrowings.

CONSOLIDATED VIES

We evaluated the securitization trusts and determined that these entities are VIEs of which we are the primary beneficiary, and, therefore, we consolidated such entities. We are deemed to be the primary beneficiary of each of these VIEs because we have the ability to direct the activities of each VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to the VIE. Such ability stems from SFC’s and/or its affiliates’ contractual right to service the securitized finance receivables. Our retained subordinated notes and residual interest trust certificates expose us to potentially significant losses and potentially significant returns.

The asset-backed securities issued by the securitization trusts are supported by the expected cash flows from the underlying securitized finance receivables. Cash inflows from these finance receivables are distributed to investors and service providers in accordance with each transaction’s contractual priority of payments (“waterfall”) and, as such, most of these inflows must be directed first to service and repay each trust’s senior notes or certificates held principally by third-party investors. The holders of the asset-backed securities have no recourse to the Company if the cash flows from the underlying qualified securitized assets are not sufficient to pay all principal and interest on the asset-backed securities. After these senior obligations are extinguished, substantially all cash inflows will be directed to the subordinated notes until fully repaid and, thereafter, to the residual interest that we own in each securitization trust. We retain interests in these securitization transactions, including residual interests in each securitization trust and, in some cases, subordinated securities issued by the VIEs. We retain credit risk in the securitizations through our ownership of the residual interest in each securitization trust, and, in some cases, ownership of the most subordinated class of asset-backed securities, which are the first to absorb credit losses on the securitized assets. We expect that any credit losses in the pools of securitized assets will likely be limited to our subordinated and residual retained interests. We have no obligation to repurchase or replace qualified securitized assets that subsequently become delinquent or are otherwise in default.

We parenthetically disclose on our consolidated balance sheets the VIE’s assets that can only be used to settle the VIE’s obligations and the VIE liabilities if the VIE’s creditors have no recourse against the primary beneficiary’s general credit. The carrying amounts of consolidated VIE assets and liabilities associated with our securitization trusts were as follows:

(dollars in millions)
December 31,	2015	2014

Assets
Cash and cash equivalents (a)	$7	$52
Finance receivables:
Personal loans	3,621	1,853
SpringCastle Portfolio	1,703	2,091
Allowance for finance receivable losses	128	72
Finance receivables held for sale	435	—
Restricted cash and cash equivalents	282	210
Other assets (a)	48	23

Liabilities
Long-term debt (b)	$5,513	$3,630
Other liabilities (a)	9	8

(a)
In connection with OMH’s disclosure integration with OneMain, we have expanded our presentation to include cash and cash equivalents, other assets and other liabilities associated with our securitization trusts.

(b)
As a result of our early adoption of ASU 2015-03 in June of 2015, we reclassified $14 million of debt issuance costs related to our long-term debt associated with our securitizations as of December 31, 2014, from other assets to long-term debt.

SECURITIZATION TRANSACTIONS

Consumer Loan Securitizations

2013-A Securitization. On February 19, 2013, we completed a private securitization transaction in which Tenth Street Funding LLC (“Tenth Street”), a wholly owned special purpose vehicle, sold $568 million of notes backed by personal loans held by Springleaf Funding Trust 2013-A (the “2013-A Trust”), at a 2.83% weighted average yield. The notes were scheduled to mature in September 2021. We sold the asset-backed notes for $568 million, after the price discount but before expenses and a $7 million interest reserve requirement. We initially retained $36 million of the 2013-A Trust’s subordinate asset-backed notes.

On December 15, 2015, Tenth Street exercised its right to redeem the asset-backed notes issued by the 2013-A Trust on February 19, 2013 (the “2013-A Notes”). To redeem the 2013-A Notes, Tenth Street paid a redemption price of $189 million, which excluded $37 million for the Class D 2013-A Notes owned by Tenth Street on the date of the optional redemption. The outstanding principal balance of the 2013-A Notes was $225 million on the date of the optional redemption.

2013-B Securitization. On June 19, 2013, we completed a private securitization transaction in which a wholly owned special purpose vehicle sold $256 million of notes backed by personal loans held by Springleaf Funding Trust 2013-B (the “2013-B Trust”), at a 4.11% weighted average yield. The notes mature in June 2023 and have a thirty-five month revolving period during which no principal payments are required to be made on the notes. We sold the asset-backed notes for $255 million, after the price discount but before expenses and a $4 million interest reserve requirement. We initially retained $114 million of the 2013-B Trust’s senior asset-backed notes (which we subsequently sold in 2013 and recorded $112 million of additional debt) and $30 million of the 2013-B Trust’s subordinate asset-backed notes. The indenture governing the notes contains early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

2013-BAC Securitization. On September 25, 2013, we completed a private securitization transaction in which the Springleaf Funding Trust 2013-BAC (the “2013-BAC Trust”), a wholly owned special purpose vehicle, issued $500 million of notes backed by an amortizing pool of personal loans acquired from subsidiaries of SFC. We sold the personal loan-backed notes for gross proceeds of $500 million.

On March 27, 2014, we repaid the entire $231 million outstanding principal balance of the notes, plus accrued and unpaid interest of the 2013-BAC Trust.

2014-A Securitization. On March 26, 2014, we completed a private securitization transaction in which a wholly owned special purpose vehicle sold $559 million of notes backed by personal loans held by Springleaf Funding Trust 2014-A (the “2014-A Trust”), at a 2.62% weighted average yield. The notes mature in December 2022 and have a twenty-three month revolving period during which no principal payments are required to be made on the notes. We sold the asset-backed notes for $559 million, after the price discount but before expenses and a $6 million interest reserve requirement. We initially retained $33 million of the 2014-A Trust’s subordinate asset-backed notes. The indenture governing the notes contains early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

2015-A Securitization. On February 26, 2015, we completed a private term securitization transaction in which a wholly owned special purpose vehicle sold $1.2 billion of notes backed by personal loans held by Springleaf Funding Trust 2015-A at a 3.58% weighted average yield. The notes mature in November 2024 and have a thirty-five month revolving period during which no principal payments are required to be made on the notes. We sold the asset-backed notes for $1.2 billion, after the price discount but before expenses and a $12 million interest reserve requirement. The indenture governing the notes contains early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

2015-B Securitization. On April 7, 2015, we completed a private term securitization transaction in which a wholly owned special purpose vehicle sold $314 million of notes backed by personal loans held by Springleaf Funding Trust 2015-B at a 3.84% weighted average yield. The notes mature in May 2028 and have a fifty-nine month revolving period during which no principal payments are required to be made on the notes. We sold the asset-backed notes for $314 million, after the price discount but before expenses and a $3 million interest reserve requirement. The indenture governing the notes contains early amortization events and events of default, which, if triggered, may result in the acceleration of the obligation to pay principal and interest on the notes.

SpringCastle Securitizations

SpringCastle 2014-A Securitization. On October 3, 2014, the Co-Issuers issued $2.6 billion of the SpringCastle 2014-A Notes at a 4.68% weighted average yield in a private placement transaction. The SpringCastle 2014-A Notes are collateralized by the SpringCastle Portfolio in which SFC owns a 47% equity interest as a result of the SAC Capital Contribution on July 31, 2014. The Co-Issuers sold the SpringCastle 2014-A Notes for approximately $2.6 billion after the price discount but before expenses. The Co-Issuers used the proceeds from the SpringCastle 2014-A Notes to repay in full on October 3, 2014 the SpringCastle 2013-A Notes. At September 30, 2014, the UPB of the SpringCastle 2013-A Notes was $1.5 billion.

On October 3, 2014, SAC purchased $363 million initial principal amount of the SpringCastle 2014-A Notes. The Co-Issuers retained $62 million of the SpringCastle 2014-A Notes. Certain subsidiaries of NRZ own a 30% equity interest in the Co-Issuers. NRZ is managed by an affiliate of Fortress.

On March 9, 2015, SAC agreed to sell $232 million and $131 million principal amount of the previously retained Class C and Class D SpringCastle 2014-A Notes, respectively, to an unaffiliated third party at a premium to the principal balance. The sale was completed on March 16, 2015.

Mortgage Securitizations

2013-1 Securitization. On April 10, 2013, we completed a private securitization transaction in which a wholly owned special purpose vehicle sold $783 million of notes backed by real estate loans held by Springleaf Mortgage Loan Trust 2013-1 (the “2013-1 Trust”), at a 2.85% weighted average yield. We sold the mortgage-backed notes for $782 million, after the price discount but before expenses. We initially retained $237 million of the 2013-1 Trust’s subordinate mortgage-backed notes.

2013-2 Securitization. On July 9, 2013, we completed a private securitization transaction in which a wholly owned special purpose vehicle sold $599 million of notes backed by real estate loans held by Springleaf Mortgage Loan Trust 2013-2 (the “2013-2 Trust”), at a 2.88% weighted average yield. We sold the mortgage-backed notes for $591 million, after the price discount but before expenses. We initially retained $535 million of the 2013-2 Trust’s subordinate mortgage-backed notes.

2013-3 Securitization. On October 9, 2013, we completed a private securitization transaction in which a wholly owned special purpose vehicle sold $271 million of notes backed by real estate loans held by Springleaf Mortgage Loan Trust 2013-3 (the “2013-3 Trust”), at a 3.40% weighted average yield. We sold the mortgage-backed notes for $269 million, after the price discount but before expenses. We initially retained $229 million of the 2013-3 Trust’s subordinate mortgage-backed notes.

Sales of Previously Retained Mortgage-backed Notes

During 2013, we sold the following previously retained mortgage-backed notes:

(dollars in millions)	Principal Amount of Previously Retained Notes Issued	Carrying Amount of Additional Debt Recorded

Mortgage Securitizations
SLFMT 2012-2	$20	$21
SLFMT 2012-3	8	8
SLFMT 2013-2	158	149
SLFMT 2013-3	23	23

During 2014, our remaining beneficial interests in the mortgage-backed retained certificates related to its previous mortgage securitization transactions were sold in a series of separate transactions. As a result of these sales, we deconsolidated the securitization trusts holding the underlying real estate loans and previously issued securitized interests which were reported in long-term debt, as we no longer were considered the primary beneficiary.
REVOLVING CONDUIT FACILITIES

Conduit Facilities

Midbrook 2013-VFN1 Securitization. On September 26, 2013, we established a private securitization facility in which the Midbrook Funding Trust 2013-VFN1 (the “Midbrook 2013-VFN1 Trust”), a wholly owned special purpose vehicle, could issue variable funding notes with a maximum principal balance of $300 million to be backed by personal loans acquired from subsidiaries of SFC from time to time. No amounts were funded at closing, but could be funded from time to time over a one-year period, subject to the satisfaction of customary conditions precedent. During this period, the notes could also be paid down in whole or in part and then redrawn. Following the one-year funding period, the principal amount of the notes, if any, would amortize and would be due and payable in full in October 2017.

On June 13, 2014, we amended the note purchase agreement with the Midbrook 2013-VFN1 Trust to extend the one-year funding period to a two-year funding period. Following the two-year funding period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in July 2019. The maximum principal balance of variable funding notes that can be issued remained at $300 million. At December 31, 2015, no amounts had been funded.

The note purchase agreement with the Midbrook 2013-VFN1 Trust was amended on February 24, 2016. See Note 25 for information on this subsequent amendment.

Springleaf 2013-VFN1 Securitization. On September 27, 2013, we established a private securitization facility in which the Springleaf Funding Trust 2013-VFN1 (the “Springleaf 2013-VFN1 Trust”), a wholly owned special purpose vehicle, may issue variable funding notes with a maximum principal balance of $350 million to be backed by personal loans acquired from subsidiaries of SFC from time to time. No amounts were funded at closing, but may be funded from time to time over a two-year period, which may be extended for one year, subject to the satisfaction of customary conditions precedent. During this period, the notes can also be paid down in whole or in part and then redrawn. Following the two- or three-year funding period, as the case may be, the principal amount of the notes, if any, will amortize and will be due and payable in full in October 2019.

On May 20, 2015, we amended the note purchase agreement with the Springleaf 2013-VFN1 Trust to, among other things, extend the original two-year revolving period ending October of 2015 to a two-year revolving period ending April of 2017, which may be extended for up to one additional year, subject to satisfaction of customary conditions precedent. During the revolving period, the notes can be paid down in whole or in part and then redrawn. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in May of 2020. At December 31, 2015, the maximum amount that could be drawn under the notes remained at $350 million. No amounts were drawn under the notes as of December 31, 2015.

The note purchase agreement with the Springleaf 2013-VFN1 Trust was amended on January 21, 2016. See Note 25 for information on this subsequent amendment.

Sumner Brook 2013-VFN1 Securitization. On December 20, 2013, we established a private securitization facility in which the Sumner Brook Funding Trust 2013-VFN1 (the “Sumner Brook 2013-VFN1 Trust”), a wholly owned special purpose vehicle, may issue variable funding notes with a maximum principal balance of $350 million to be backed by personal loans acquired from subsidiaries of SFC from time to time. No amounts were funded at closing, but may be funded from time to time over a two-year period. During this period, the notes can also be paid down in whole or in part and then redrawn. Following the two-year funding period, the principal amount of the notes, if any, will amortize and will be due and payable in full in August 2022.

On January 16, 2015, we amended the note purchase agreement with the Sumner Brook 2013-VFN1 Trust to extend the two-year revolving period ending December of 2015 to a three-year revolving period ending January of 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in August of 2024. The maximum principal balance of variable funding notes that can be issued remained at $350 million. On December 21, 2015, we drew $100 million under the notes, which remained outstanding as of December 31, 2015.

Whitford Brook 2014-VFN1 Securitization. On June 26, 2014, we established a private securitization facility in which the Whitford Brook Funding Trust 2014-VFN1 (the “Whitford Brook 2014-VFN1 Trust”), a wholly owned special purpose vehicle, may issue variable funding notes with a maximum principal balance of $300 million to be backed by personal loans acquired from subsidiaries of SFC. The notes will be funded over a three-year period, subject to the satisfaction of customary conditions precedent. During this period, the notes can also be paid down to the required minimum balance of $100 million and then redrawn. Following the three-year funding period, the principal amount of the notes will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in July 2018, unless an option to prepay is elected between July 2017 and July 2018.

On March 24, 2015, we amended the sale and servicing agreement relating to the Whitford Brook 2014-VFN1 Trust to remove the requirement for a $100 million minimum balance drawn under the variable funding notes, which are to be backed by personal loans acquired from subsidiaries of SFC from time to time. On March 25, 2015, we paid down the note balance of $100 million.

On June 3, 2015, we amended the note purchase agreement relating to the Whitford Brook 2014-VFN1 Trust to reduce the $300 million maximum principal balance to $250 million. On each of July 15, 2015 and December 3, 2015, we drew $100 million under the notes. As of December 31, 2015, $200 million remained outstanding under the notes.

The note purchase agreement with the Whitford Brook 2015-VFN1 Trust was amended on February 24, 2016. See Note 25 for information on this subsequent amendment.

Mill River 2015-VFN1 Securitization. On May 27, 2015, we established a private securitization facility in which Mill River Funding Trust 2015-VFN1 (the “Mill River 2015-VFN1 Trust”), a wholly owned special purpose vehicle, issued variable funding notes with a maximum principal balance of $400 million to be backed by personal loans acquired from subsidiaries of SFC from time to time. No amounts were funded at closing, but may be funded from time to time over a three-year revolving period, subject to the satisfaction of customary conditions precedent. During the revolving period, the notes can be paid down in whole or in part and then redrawn. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in full in June of 2021. On each of November 23, 2015 and December 10, 2015, we drew $200 million under the notes. As of December 31, 2015, $400 million remained outstanding under the notes.

The note purchase agreement with the Mill River 2015-VFN1 Trust was amended on January 21, 2016. See Note 25 for information on this subsequent amendment.

Second Avenue Funding LLC Securitization. On June 3, 2015, we established a private securitization facility in which Second Avenue Funding LLC, a wholly owned special purpose vehicle, issued variable funding notes with a maximum principal balance of $250 million to be backed by auto loans acquired from subsidiaries of SFC. No amounts were funded at closing, but may be funded from time to time over a three-year revolving period, subject to the satisfaction of customary conditions precedent. During the revolving period, the notes can be paid down in whole or in part and then redrawn. Following the three-year revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying auto loans and will be due and payable in full in June of 2019. On November 23, 2015, we drew $250 million under the notes, which remained outstanding as of December 31, 2015.

First Avenue Funding LLC Securitization. On June 10, 2015, we established a private securitization facility in which First Avenue Funding LLC (“First Avenue”), a wholly owned special purpose vehicle, issued variable funding notes with a maximum principal balance of $250 million to be backed by auto loans acquired from subsidiaries of SFC. No amounts were funded at closing, but may be funded from time to time over a two-year revolving period, subject to the satisfaction of customary conditions precedent. During the revolving period, the notes can be paid down in whole or in part and then redrawn. Following the two-year revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying auto loans and will be due and payable in full twelve months following the maturity of the last auto loan held by First Avenue. On November 23, 2015, we drew $250 million under the notes, which remained outstanding as of December 31, 2015.

On December 11, 2015, we amended the facility to extend the scheduled maturity date until December 10, 2017.

VIE INTEREST EXPENSE

Other than our retained subordinate and residual interests in the remaining consolidated securitization trusts, we are under no obligation, either contractually or implicitly, to provide financial support to these entities. Consolidated interest expense related to our VIEs totaled $184 million in 2015, $163 million in 2014, and $147 million in 2013.

DECONSOLIDATED VIES

As a result of the sales of the mortgage-backed retained certificates during 2014, we deconsolidated the securitization trusts holding the underlying real estate loans and previously issued securitized interests which were reported in long-term debt. The total carrying value of these real estate loans as of the sale dates was $5.1 billion. During 2014, we established a reserve for sales recourse obligations of $6 million related to these sales. At December 31, 2015, this reserve totaled $6 million. We had no repurchase activity associated with these sales as of December 31, 2015. See Note 20 for further information on the total reserve for sales recourse obligations relating to the real estate loan sales, including the sales of the mortgage-backed retained certificates.